Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000011001 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
C000011001 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
C000011001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%
C000011001 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
C000011001 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
C000011001 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
C000011001 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
C000011001 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
C000011001 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
C000011001 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
C000011003 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
C000011003 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
C000011003 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%
C000011003 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
C000011003 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
C000011003 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
C000011003 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
C000011003 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
C000011003 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
C000011003 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
C000011004 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
C000011004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
C000011004 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%
C000011004 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
C000011004 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
C000011004 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
C000011004 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
C000011004 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
C000011004 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
C000011004 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
C000011005 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
C000011005 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
C000011005 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%
C000011005 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
C000011005 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
C000011005 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
C000011005 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
C000011005 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
C000011005 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
C000011005 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
C000211235 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
C000211235 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
C000211235 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%
C000211235 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
C000211235 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
C000211235 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
C000211235 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
C000211235 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
C000211235 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
C000211235 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
C000011010 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000011010 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.22%
C000011010 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.31%
C000011010 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000011010 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.63%
C000011010 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.22%
C000011010 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
C000011010 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000011010 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000011010 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000011012 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000011012 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.22%
C000011012 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.31%
C000011012 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000011012 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.63%
C000011012 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.22%
C000011012 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
C000011012 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000011012 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000011012 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000011013 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000011013 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.22%
C000011013 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.31%
C000011013 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000011013 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.63%
C000011013 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.22%
C000011013 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
C000011013 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000011013 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000011013 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000011014 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000011014 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.22%
C000011014 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.31%
C000011014 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000011014 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.63%
C000011014 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.22%
C000011014 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
C000011014 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000011014 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000011014 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000169262 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000169262 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.22%
C000169262 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.31%
C000169262 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000169262 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.63%
C000169262 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.22%
C000169262 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
C000169262 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000169262 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000169262 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
C000085181 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000085181 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.39%
C000085181 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.42%
C000085181 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
C000085181 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.71%
C000085181 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000085181 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.24%
C000085181 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.47%
C000085181 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
C000085181 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000085181 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000085182 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000085182 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.39%
C000085182 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.42%
C000085182 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
C000085182 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.71%
C000085182 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000085182 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.24%
C000085182 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.47%
C000085182 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
C000085182 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000085182 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000085183 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000085183 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.39%
C000085183 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.42%
C000085183 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
C000085183 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.71%
C000085183 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000085183 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.24%
C000085183 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.47%
C000085183 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
C000085183 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000085183 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000085184 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000085184 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.39%
C000085184 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.42%
C000085184 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
C000085184 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.71%
C000085184 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000085184 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.24%
C000085184 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.47%
C000085184 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
C000085184 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000085184 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000228679 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000228679 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.39%
C000228679 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.42%
C000228679 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%
C000228679 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.71%
C000228679 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000228679 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.24%
C000228679 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.47%
C000228679 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
C000228679 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000228679 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%